Business And Nature Of Operations	12 Months Ended
Dec. 31, 2011
Business And Nature Of Operations [Abstract]
Business And Nature Of Operations

NOTE 1 — BUSINESS AND NATURE OF OPERATIONS

          Great Northern Iron Ore Properties (the "Trust") is presently involved solely with the leasing and maintenance of mineral and nonmineral lands owned by the Trust on the Mesabi Iron Range in northeastern Minnesota. The Trust is a conventional nonvoting trust organized under the laws of the State of Michigan pursuant to a Trust Agreement dated December 7, 1906. Because the Trust properties and offices are all located in Minnesota, the Trust and matters affecting the Trust are under the jurisdiction of the Ramsey County District Court (the "Court") in Saint Paul, Minnesota. Royalties are derived from taconite production and minimums. Royalties (which are not in direct ratio to tonnage shipped) from two significant operating lessees were approximately as follows: 2011 — $13,685,000 and $11,334,000; 2010 — $10,073,000 and $9,167,000; and 2009 — $7,677,000 and $6,569,000.